Financial assets, liabilities and financial results (telecom activities) - Profit and losses - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt	€ (3)	€ (1)	€ 5
Foreign exchange gain (loss)	65	(103)	76
Finance costs, net	(782)	(1,314)	(1,261)
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(830)	(1,100)	(1,109)
Gains (losses) on assets contributing to net financial debt	(3)	(1)	5
Costs of net financial debt	(833)	(1,102)	(1,104)
Foreign exchange gain (loss)	65	(103)	76
Other net financial expenses	(14)	(110)	(233)
Finance costs, net	(782)	(1,314)	(1,261)
Other comprehensive income	332	116	119
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt	(3)	(1)	5
Costs of net financial debt	(3)	(1)	5
Foreign exchange gain (loss)	47	(151)	31
Other net financial expenses	75	39	(65)
Other comprehensive income	11	94	(25)
Operating segments [member] | Telecom activities, operating segment [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(1,018)	(1,152)	(1,255)
Costs of net financial debt	(1,018)	(1,152)	(1,255)
Foreign exchange gain (loss)	(637)	623	(351)
Other net financial expenses	0
Operating segments [member] | Telecom activities, operating segment [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other net financial expenses	(120)	(120)	(129)
Operating segments [member] | Telecom activities, operating segment [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	188	52	146
Costs of net financial debt	188	52	146
Foreign exchange gain (loss)	655	(576)	397
Other net financial expenses		0
Other comprehensive income	322	22	144
Operating segments [member] | Telecom activities, operating segment [member] | Discounting expense [member]
Disclosure of detailed information about financial instruments [line items]
Other net financial expenses	€ 31	€ (29)	€ (39)